Nature of operations	12 Months Ended
Jun. 30, 2025
Nature Of Operations
Nature of operations

1. Nature of operations:

PowerBank Corporation (the “Company”) operates as an independent renewable and clean energy project developer, power producer, and asset operator in Canada and the United States. It focuses on solar photovoltaic power generation projects, battery energy storage systems, and EV-charging projects. The Company changed its name from Abundant Solar Energy Inc. to SolarBank Corporation on October 17, 2022 and subsequently to PowerBank Corporation on July 23, 2025. The address of the Company and the principal place of the business is 505 Consumers Rd, Suite 803, Toronto, ON, M2J 4V8.

On March 1, 2023, the Company closed its initial public offering (the “Offering”) of common shares. With completion of the Offering, the Company commenced trading its common shares on the Canadian Securities Exchange (the “CSE”) under the symbol “SUNN” on March 2, 2023. On February 14, 2024, the Company migrated its listing to the Cboe Canada Exchange Inc. under the existing trading symbol “SUNN”. On April 8, 2024, the Company’s common shares commenced trading on the Nasdaq Global market under the symbol “SUUN”.